SCHEDULE OF COMPONENTS OF THE INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Total current tax provision	$ 3,352,802	$ 4,409,589
Total deferred tax provision
Income tax provision	3,352,802	4,409,589
PRC [Member]
Total current tax provision	3,352,802	4,409,589
BVI [Member]
Total deferred tax provision
HONG KONG
Total deferred tax provision
CHINA
Total deferred tax provision